DEFERRED TAX LIABILITIES - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 136,503	¥ 139,625
Credited/(Charged) to comprehensive income statement	(3,624)	(3,122)
Balance at end of year	132,879	136,503
Differences in accounting base and tax base in recognition of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	5,251	5,270
Credited/(Charged) to comprehensive income statement	(493)	(19)
Balance at end of year	4,758	5,251
Differences in accounting base and tax base in recognition of leasehold land payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	61,404	63,897
Credited/(Charged) to comprehensive income statement	(2,491)	(2,493)
Balance at end of year	58,913	61,404
Changes in fair value of available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	60,647	60,647
Credited/(Charged) to comprehensive income statement	0	0
Balance at end of year	60,647	60,647
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	9,201	9,811
Credited/(Charged) to comprehensive income statement	(640)	(610)
Balance at end of year	¥ 8,561	¥ 9,201